UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if amended [ ];	Amended Number:
This Amendment (check only one.):  [  ] is a restatement.
				   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Artemis Investment Management LLC
Aaddress:	437 Madison Avenue
		28th Floor
		New York, NY 10022


13F File Number:	28-2437

The Institutional Investment Manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:	Jacqueline M. Kealy
Title:	Assistant Treasurer
Phone:	(212) 207-2703

Signature			Place			Date
Jacqueline Kealy	437 Madison Avenue, NY 10022  5/20/05

Report Type (check only one.):

[X ]		13F Holdings Report.
[   ]		13F Notice.
[   ]		13F Combination Report.

List of other managers reporting for this manager:
Strategic Investment Management.

I am signing this report as required by the securities exchange act of 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:

Form 13F information table entry total:		63


Form 13F information table value total (x$1000): $653,342


List of other included managers:  zero

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                                                          Artemis Investment Management
                                                                    FORM 13F
                                                                 March 31, 2005




Name             Title of             Value     Shares/        Sh/  Put/  Invstmt   Other
of Issuer         Class     Cusip    (x$1000)   Pm Amt         Pm   Call  Dscretn    Mgrs   Sole  Shrd  None
-------           -----     -----     -------   ------         --   ---    ------    ----   ----  ----   ----

AFC Enterprises    COM     00104Q107      184       7,200.00   SH          Sole            7,200.00
AFLAC Inc.         COM     001055102      101       2,700.00   SH          Sole            2,700.00
Acxiom Corp.       COM     005125109   14,944     714,000.00   SH          Sole          714,000.00
Advanced Digital   COM     007525108      140      17,200.00   SH          Sole           17,200.00
Aftermarket Tech   COM     008318107    9,306     564,000.00   SH          Sole          564,000.00
Assured Guaranty   COM     G0585R106   22,068   1,229,400.00   SH          Sole        1,229,400.00
Astoria Financial  COM     046265104      190       7,500.00   SH          Sole            7,500.00
Barnes & Noble     COM     067774109      207       6,000.00   SH          Sole            6,000.00
Blockbuster Inc.   COM     093679108   21,039   2,382,700.00   SH          Sole        2,382,700.00
CIT Group Inc.     COM     125581108      186       4,900.00   SH          Sole            4,900.00
Chemed Corp.       COM     16359R103   10,172     133,000.00   SH          Sole          133,000.00
Coca-Cola          COM     191216100      167       4,000.00   SH          Sole            4,000.00
Digimarc           COM     253807101    4,717     767,000.00   SH          Sole          767,000.00
Digital Theater    COM     25389G102   11,945     659,600.00   SH          Sole          659,600.00
Direct TV Group    COM     25459L106      186      12,900.00   SH          Sole           12,900.00
Energy Conversion
Devices            COM     292659109   12,704     558,900.00   SH          Sole          558,900.00
Exxon Mobil        COM     30231G102      221       3,700.00   SH          Sole            3,700.00
Fleetwood
Enterprises        COM     339099103   17,271   1,985,200.00   SH          Sole        1,985,200.00
Hughes Supply      COM     444482103   14,839     498,800.00   SH          Sole          498,800.00
Identix            COM     451906101   18,030   3,570,300.00   SH          Sole        3,570,300.00
Infinity Property
& Casualty         COM     45665Q103   14,714     470,700.00   SH          Sole          470,700.00
Instinet Group     COM     457750107   16,436   2,795,200.00   SH          Sole        2,795,200.00
Intermagnetics
General            COM     458771102   15,216     625,150.00   SH          Sole          625,150.00
Intervoice         COM     461142101   16,260   1,450,500.00   SH          Sole        1,450,500.00
Itron              COM     465741106   20,469     690,600.00   SH          Sole          690,600.00
J P Morgan Chase   COM     46625H100      176       5,100.00   SH          Sole            5,100.00
Jackson Hewitt Tax COM     468202106       184      8,800.00   SH          Sole            8,800.00
Jacuzzi Brands     COM     469865109     8,795    901,100.00   SH          Sole          901,100.00
Jarden             COM     471109108    21,788    474,900.00   SH          Sole          474,900.00
KV PharmaceuticalA COM     482740206    22,762    981,100.00   SH          Sole          981,100.00
Keane Inc.         COM     486665102    12,352    948,000.00   SH          Sole          948,000.00
LCC International  COM     501810105     5,544  1,316,900.00   SH          Sole        1,316,900.00
Labor Ready        COM     505401208    11,774    631,300.00   SH          Sole          631,300.00
Las Vegas Sands    COM     517834107       103      2,300.00   SH          Sole            2,300.00
MSC Industrial
Direct             COM     553530106    16,756    548,300.00   SH          Sole          548,300.00
Mettler Toledo     COM     592688105    12,754    268,500.00   SH          Sole          268,500.00
Minerals Tech.     COM     603158106    19,773    300,595.00   SH          Sole          300,595.00
Mitsubishi Tokyo
Financial Group    COM     606816106       189     21,800.00   SH          Sole           21,800.00
Nic, Inc.          COM     62914B100     5,318  1,114,900.00   SH          Sole        1,114,900.00
Nice Systems ADR   COM     653656108    16,477    511,400.00   SH          Sole          511,400.00
Pacer InternationalCOM     69373H106    14,903    623,800.00   SH          Sole          623,800.00
Pep Boys           COM     713278109    21,534  1,224,900.00   SH          Sole        1,224,900.00
Petroleo Bra A ADR COM     71654V101       258      6,700.00   SH          Sole            6,700.00
Plug Power         COM     72919P103    15,280  2,315,100.00   SH          Sole        2,315,100.00
Power-One Inc      COM     739308104     6,915  1,422,900.00   SH          Sole        1,422,900.00
Quanex Corp.       COM     747620102     8,944    167,750.00   SH          Sole          167,750.00
Regeneration Tech. COM     75886N100     7,880    764,260.00   SH          Sole          764,260.00
Restoration
Hardware           COM     760981100     7,314  1,283,200.00   SH          Sole        1,283,200.00
Revlon             COM     761525500    17,594  6,109,200.00   SH          Sole        6,109,200.00
Salix Pharm.       COM     795435106    13,847    839,700.00   SH          Sole          839,700.00
Stratasys          COM     862685104    13,508    476,800.00   SH          Sole          476,800.00
StreetTracks Gold
Shares             COM     863307104       188      4,400.00   SH          Sole            4,400.00
Superior Energy    COM     868157108    19,900  1,157,000.00   SH          Sole        1,157,000.00
TNS Inc.           COM     872960109     7,272    405,100.00   SH          Sole          405,100.00
Triad Hospitals    COM     89579K109     9,385    187,320.00   SH          Sole          187,320.00
Tribune Co.        COM     896047107       144      3,620.00   SH          Sole            3,620.00
True Religion
Apparel Inc        COM     89784N104       195     15,800.00   SH          Sole           15,800.00
VCA Antech         COM     918194101    18,945    936,475.00   SH          Sole          936,475.00
Varian Inc.        COM     922206107    25,663    677,300.00   SH          Sole          677,300.00
W Holding          COM     929251106     2,957    293,679.00   SH          Sole          293,679.00
WPT Enterprises    COM     98211w108     5,234    279,900.00   SH          Sole          279,900.00
Wabash National    COM     929566107    19,654    805,500.00   SH          Sole          805,500.00
Watsco Inc.        COM     942622200    19,370    460,100.00   SH          Sole          460,100.00
TOTAL PORTFOLIO
REPORT SUMMARY     63                   653,342



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